Deferred revenue	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Deferred revenue

30.Deferred revenue

Deferred revenue primarily consists of rent income that are accounted with the scope of IFRS 16 and it is classified as current at 31 December 2023 and 2022. The amount of deferred revenue is TL 248,003 and TL 214,040 as at 31 December 2023 and 2022, respectively.